Average Annual Total Returns		12 Months Ended	21 Months Ended
	May 31, 2026	Dec. 31, 2025	Dec. 31, 2025
Solactive GBS United States 1000 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Solactive GBS United States 1000 Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		17.01%	17.52%
Keating Active ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		22.60%	14.69%
Performance Inception Date	Mar. 26, 2024
Keating Active ETF Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		21.78%	13.99%
Keating Active ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		13.80%	11.22%